Leases	3 Months Ended
Mar. 31, 2021
Leases [Abstract]
Leases

5. Leases

Right of use assets are included in the consolidated balance sheet are as follows:

	March 31, 2021	December 31, 2020
Non-current assets
Right of use assets - operating leases, net of amortization	$599,252	$687,568
Right of use assets - finance leases, net of depreciation – included in plant and equipment	$22,716	$27,119

Lease costs consists of the following:

	Three Months Ended March 31,
	2021	2020
Finance lease cost:
Amortization of right-of-use assets	$3,400	$3,110
Interest expense on lease liabilities	241	320

Operating lease cost	65,946	61,046

Total lease cost	$69,587	$64,476

Other lease information:

	Three Months Ended March 31,
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$(241)	$(320)
Operating cash flows from operating leases	(65,946)	(61,046)
Financing cash flows from finance leases	(3,414)	(3,344)

Weighted average remaining lease term – finance leases	2.62 years	3.53 years
Weighted average remaining lease term – operating leases	2.60 years	3.26 years

Weighted average discount rate – finance leases	3.70%	3.54%
Weighted average discount rate – operating leases	3.58%	3.43%

Maturity of Leases

Finance lease liability

The amount of future minimum lease payments under finance leases are as follows:

Amount

Remainder of 2021	$7,327
2022	9,079
2023	7,274
2024	844
Total undiscounted minimum future lease payments	24,524
Imputed interest	(1,192)
Total finance lease liability	$23,332

Disclosed as:
Current portion	$6,764
Non-Current portion	16,568
$23,332

Operating lease liability

The amount of future minimum lease payments under operating leases are as follows:

Amount

Remainder of 2021	$185,978
2022	212,842
2023	171,620
2024	30,040
Total undiscounted minimum future lease payments	600,480
Imputed interest	(27,719)
Total operating lease liability	$572,761

Disclosed as:
Current portion	$172,734
Non-Current portion	400,027
$572,761